Note 5 - Goodwill	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Goodwill Disclosure [Text Block]
Note
5
–
Goodwill

The Company performs its annual analysis in the
fourth
fiscal quarter of each year for goodwill impairment on its reporting units, which for this analysis are the Cable TV operating segment and the Telco operating segment. However, during the third
fiscal quarter, there were indicators of possible impairment in its Cable TV segment which warranted the Company to perform an analysis for goodwill impairment of the Cable TV segment. These indicators included lower operating results of the Cable TV segment compared to the prior year and projected results, and management discussions surrounding various strategic alternatives given the lower operating performance.

As a result of these indicators, the Company determined that it was necessary to perform the goodwill impairment analysis for the Cable TV segment. This analysis compares a calculation of the estimated fair value for the Cable TV segment utilizing a discounted cash flow analysis and compares it to the carrying value of the Cable TV segment. The Company determined that the carrying value of the Cable TV segment exceeded the fair value.

In accordance with ASU
2017
-
04,
which the Company elected to early adopt on
June 30, 2018,
the Company should recognize an impairment charge if the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, with the impairment charge not
to exceed the amount of goodwill allocated to the reporting unit. Therefore, the Company recognized an impairment charge of
$1.2
million for the year ended
September 30, 2018,
which was the carrying value of the Cable TV segment’s goodwill.

We performed our annual impairment test for the Telco reporting unit in the fourth
quarter of
2018
and determined that the estimated fair value of our reporting unit exceeded its carrying value, and the goodwill of Telco was not
impaired.